RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS
Recently Adopted and Issued Accounting Standards

In April 2011, the FASB issued an update (ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring) clarifying the requirements of FASB ASC Topic 310-40, Troubled Debt Restructurings by Creditors.  This update provides additional guidance related to determining whether a creditor has granted a concession, including factors and examples for creditors to consider in evaluating whether a restructuring results in a delay in payment that is insignificant, prohibits creditors from using the borrower’s effective rate test to evaluate whether a concession has been granted to the borrower, and adds factors for creditors to use in determining whether a borrower is experiencing financial difficulties.  This update also ends the FASB’s deferral of the additional disclosure requirements around troubled debt restructurings included in ASU No. 2010-20, Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.  The provisions of ASU No. 2011-02, as well as the additional disclosure requirements around troubled debt restructurings, became effective for First Financial for the interim reporting period ended September 30, 2011. For further detail on troubled debt restructurings, see Note 10 – Loans (Excluding Covered Loans).

In April 2011, the FASB issued an update (ASU No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements), which simplified the accounting for arrangements such as repurchase and securities lending agreements. The collateral maintenance requirement will be eliminated from the assessment of effective control, which could result in more transactions being accounted for as secured borrowings rather than sales. The assessment of effective control will focus on a transferor's contractual rights and obligations, not the amount of collateral obtained to repurchase or redeem the transferred financial asset. Under the amended guidance, a transferor maintains effective control over transferred financial assets, and thus accounts for the transfer as a secured borrowing, if there is an agreement that both entitles and obligates the transferor to repurchase the financial assets before maturity and all of the conditions already described in FASB ASC Topic 860, Transfers and Servicing, are met. This revised guidance is applicable to new transactions and transactions that are modified on or after the first interim or annual period beginning after December 15, 2011.  First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

In May 2011, the FASB issued an update (ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), which expands the disclosure requirements around fair value measurements categorized in Level 3 of the fair value hierarchy and requires disclosure of the level in the fair value hierarchy of items that are not measured at fair value but whose fair value must be disclosed.  It also clarifies and expands upon existing requirements for fair value measurements of financial assets and liabilities as well as instruments classified in shareholders' equity.  The guidance is effective for interim and annual financial periods beginning after December 15, 2011.  First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued an update (ASU 2011-05, Presentation of Comprehensive Income), which revises the manner in which entities present comprehensive income in their financial statements. This update eliminates the option to present components of other comprehensive income (OCI) as part of the statement of changes in stockholders' equity.  The amendments to the existing standard require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  Under either method, adjustments must be displayed for items that are reclassified from OCI to net income, in both net income and OCI.  The amendments to the existing standard do not change the current option for presenting components of OCI gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which OCI is presented or disclosed in the notes to the financial statements.  Additionally, the standard does not affect the calculation or reporting of earnings per share.  This guidance is effective for interim and annual financial periods beginning after December 15, 2011 and is to be applied retrospectively, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

In September 2011, the FASB issued an update (ASU 2011-08, Testing Goodwill for Impairment), to simplify the current two-step goodwill impairment test in FASB ASC Topic 350-20, Intangibles - Goodwill and Other: Goodwill. This update permits entities to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount. If the entity determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, it would then perform the first step of the goodwill impairment test; otherwise, no further impairment test would be required. This guidance is effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

In December 2011, the FASB issued an update (ASU 2011-11, Disclosures About Offsetting Assets and Liabilities), which creates new disclosure requirements about the nature of an entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. New disclosure requirements will be required for recognized financial and derivative instruments that are offset in accordance with the guidance in FASB ASC Topic 210-20-45, Balance Sheet - Offsetting - Other Presentation Matters, FASB ASC Topic 815-10-45, Derivatives and Hedging - Other Presentation Matters, or are subject to an enforceable master netting arrangement or similar agreement. Recognized assets and liabilities within the scope of this update include financial instruments such as derivatives, repurchase agreements, reverse repurchase agreements and securities lending and borrowing arrangements subject to master netting arrangements. An entity will be required to disclose information to enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on its financial position, including the effect or potential effect of rights of set-off associated with certain financial instruments and derivative instruments. This guidance is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance must be applied retrospectively for any period presented that begins before an entity's date of initial application. First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

In December 2011, the FASB issued an update (ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05), which deferred the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The deferral will not affect the requirement that companies present items of net income, other comprehensive income and total comprehensive income in either one continuous statement or two consecutive statements. This guidance is effective for interim and annual financial periods beginning after December 15, 2011, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its consolidated financial statements.